Material Cybersecurity Incident Disclosure	12 Months Ended
Oct. 31, 2024
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Information Not Available or Undetermined [Text Block]

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition. For information on how a cybersecurity threat might affect us, see also Item 3.D Risk Factors—General Risk Factors—Our business and operations might be adversely affected by security breaches, including any cybersecurity incidents.”